Quarterly Holdings Report
for
Fidelity Freedom® Income Fund
June 30, 2024
FRI-NPRT1-0824
1.818362.119
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.33% 7/25/24 (b) (Cost $4,215,165)	4,230,000	4,215,237

Domestic Equity Funds - 10.3%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	726,345	8,941,304
Fidelity Series Blue Chip Growth Fund (c)	1,258,010	24,845,688
Fidelity Series Commodity Strategy Fund (c)	226,003	21,983,324
Fidelity Series Growth Company Fund (c)	1,898,914	46,713,283
Fidelity Series Intrinsic Opportunities Fund (c)	719,569	8,296,630
Fidelity Series Large Cap Stock Fund (c)	1,862,130	42,717,272
Fidelity Series Large Cap Value Index Fund (c)	870,301	13,637,621
Fidelity Series Opportunistic Insights Fund (c)	1,148,669	27,441,710
Fidelity Series Small Cap Core Fund (c)	80,443	926,699
Fidelity Series Small Cap Discovery Fund (c)	305,491	3,381,783
Fidelity Series Small Cap Opportunities Fund (c)	830,851	12,412,911
Fidelity Series Stock Selector Large Cap Value Fund (c)	2,217,964	30,430,470
Fidelity Series Value Discovery Fund (c)	1,778,644	27,213,258
TOTAL DOMESTIC EQUITY FUNDS (Cost $180,725,360)		268,941,953

International Equity Funds - 13.1%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,158,768	17,485,812
Fidelity Series Emerging Markets Fund (c)	3,028,812	27,895,359
Fidelity Series Emerging Markets Opportunities Fund (c)	5,928,736	111,519,525
Fidelity Series International Growth Fund (c)	2,708,361	49,617,171
Fidelity Series International Small Cap Fund (c)	2,209,644	37,674,430
Fidelity Series International Value Fund (c)	3,958,458	50,034,903
Fidelity Series Overseas Fund (c)	3,529,847	49,664,950
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $239,865,818)		343,892,150

Bond Funds - 66.3%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	54,178,304	524,445,981
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	168,595	1,286,376
Fidelity Series Emerging Markets Debt Fund (c)	1,749,457	13,663,261
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	490,886	4,344,337
Fidelity Series Floating Rate High Income Fund (c)	229,025	2,056,645
Fidelity Series High Income Fund (c)	1,676,359	14,114,945
Fidelity Series International Credit Fund (c)	316,340	2,565,514
Fidelity Series International Developed Markets Bond Index Fund (c)	11,773,439	100,662,901
Fidelity Series Investment Grade Bond Fund (c)	101,107,942	998,946,467
Fidelity Series Long-Term Treasury Bond Index Fund (c)	13,294,237	72,985,359
Fidelity Series Real Estate Income Fund (c)	265,073	2,568,562
TOTAL BOND FUNDS (Cost $1,887,192,772)		1,737,640,348

Short-Term Funds - 10.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.38% (d)	3,907,720	3,908,502
Fidelity Series Government Money Market Fund 5.42% (c)(e)	210,453,874	210,453,874
Fidelity Series Short-Term Credit Fund (c)	5,197,512	51,299,447
TOTAL SHORT-TERM FUNDS (Cost $265,962,127)		265,661,823

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,577,961,242)	2,620,351,511
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,106,422)
NET ASSETS - 100.0%	2,619,245,089

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	2	Sep 2024	234,320	154	154
ICE MSCI Emerging Markets Index Contracts (United States)	111	Sep 2024	6,039,510	(3,104)	(3,104)

TOTAL EQUITY INDEX CONTRACTS					(2,950)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	917	Sep 2024	100,855,672	634,869	634,869
CBOT 5-Year U.S. Treasury Note Contracts (United States)	561	Sep 2024	59,790,328	292,918	292,918

TOTAL TREASURY CONTRACTS					927,787

TOTAL PURCHASED					924,837

Sold

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	112	Sep 2024	30,920,400	(68,987)	(68,987)

TOTAL FUTURES CONTRACTS					855,850
The notional amount of futures purchased as a percentage of Net Assets is 6.4%
The notional amount of futures sold as a percentage of Net Assets is 1.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,607,366.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.38%	2,981,401	11,732,081	10,804,958	34,717	(22)	-	3,908,502	0.0%
Total	2,981,401	11,732,081	10,804,958	34,717	(22)	-	3,908,502

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	417,930,885	130,312,427	25,329,793	218,249	(897,361)	2,429,823	524,445,981
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,033,326	326,841	51,543	407	(9,953)	(12,295)	1,286,376
Fidelity Series All-Sector Equity Fund	6,551,072	1,946,409	327,202	-	(1,181)	772,206	8,941,304
Fidelity Series Blue Chip Growth Fund	18,257,568	3,357,638	1,077,623	-	23,505	4,284,600	24,845,688
Fidelity Series Canada Fund	13,788,134	3,155,924	912,004	-	(6,566)	1,460,324	17,485,812
Fidelity Series Commodity Strategy Fund	13,870,055	10,697,872	1,250,974	-	(434,409)	(899,220)	21,983,324
Fidelity Series Emerging Markets Debt Fund	10,964,427	3,919,401	566,508	151,811	(98,822)	(555,237)	13,663,261
Fidelity Series Emerging Markets Debt Local Currency Fund	3,547,246	1,153,456	163,126	-	(23,574)	(169,665)	4,344,337
Fidelity Series Emerging Markets Fund	22,692,589	6,022,286	2,672,110	-	(19,037)	1,871,631	27,895,359
Fidelity Series Emerging Markets Opportunities Fund	91,083,847	20,717,396	11,158,717	-	1,953,402	8,923,597	111,519,525
Fidelity Series Floating Rate High Income Fund	1,684,651	497,683	102,630	35,487	(6,375)	(16,684)	2,056,645
Fidelity Series Government Money Market Fund 5.42%	167,620,084	53,602,674	10,768,884	2,072,161	-	-	210,453,874
Fidelity Series Growth Company Fund	34,137,435	5,464,535	1,882,836	-	30,464	8,963,685	46,713,283
Fidelity Series High Income Fund	11,328,355	3,782,166	609,171	163,648	(58,827)	(327,578)	14,114,945
Fidelity Series International Credit Fund	2,002,635	696,027	2,695	26,751	68	(130,521)	2,565,514
Fidelity Series International Developed Markets Bond Index Fund	80,419,898	28,377,825	4,054,832	937,097	(496,244)	(3,583,746)	100,662,901
Fidelity Series International Growth Fund	38,941,967	8,592,167	2,668,224	-	89,073	4,662,188	49,617,171
Fidelity Series International Small Cap Fund	31,243,162	6,714,545	1,545,008	-	222,635	1,039,096	37,674,430
Fidelity Series International Value Fund	39,127,191	9,288,729	2,641,756	-	261,045	3,999,694	50,034,903
Fidelity Series Intrinsic Opportunities Fund	6,334,345	2,252,777	316,053	-	(1,138)	26,699	8,296,630
Fidelity Series Investment Grade Bond Fund	804,983,532	279,351,387	48,642,140	7,980,518	(5,538,719)	(31,207,593)	998,946,467
Fidelity Series Large Cap Stock Fund	32,132,965	6,060,033	1,855,509	-	58,367	6,321,416	42,717,272
Fidelity Series Large Cap Value Index Fund	10,015,460	3,425,313	491,685	-	(2,904)	691,437	13,637,621
Fidelity Series Long-Term Treasury Bond Index Fund	69,633,219	25,709,450	14,185,073	488,309	(7,475,603)	(696,634)	72,985,359
Fidelity Series Opportunistic Insights Fund	20,315,830	3,297,982	1,019,801	-	23,591	4,824,108	27,441,710
Fidelity Series Overseas Fund	39,045,927	9,937,064	3,289,865	-	283,821	3,688,003	49,664,950
Fidelity Series Real Estate Income Fund	2,039,392	644,515	103,097	30,949	(3,450)	(8,798)	2,568,562
Fidelity Series Short-Term Credit Fund	42,548,718	11,936,550	3,191,563	379,067	(35,149)	40,891	51,299,447
Fidelity Series Small Cap Core Fund	723,127	217,191	912	3,366	94	(12,801)	926,699
Fidelity Series Small Cap Discovery Fund	2,710,952	1,085,707	136,050	156,363	(6,242)	(272,584)	3,381,783
Fidelity Series Small Cap Opportunities Fund	9,371,026	2,653,592	460,620	-	(4,347)	853,260	12,412,911
Fidelity Series Stock Selector Large Cap Value Fund	22,467,682	8,083,950	1,095,965	-	(2,813)	977,616	30,430,470
Fidelity Series Value Discovery Fund	20,089,162	7,156,985	983,390	-	(8,755)	959,256	27,213,258
	2,088,635,864	660,438,497	143,557,359	12,644,183	(12,185,404)	18,896,174	2,612,227,772

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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